Finance Leases as Lessee (Tables)	6 Months Ended
Jun. 30, 2026
Finance Leases as Lessee [Abstract]
Schedule of Amounts Recognized in the Consolidated Balance Sheet

Amounts recognized in the consolidated balance sheet:

	As of June 30, 2026	As of December 31, 2025
Finance lease assets	$49,301	$76,535

Lease liabilities, current	45,342	57,326
Lease liabilities, non-current	—	15,368
Total lease liabilities	$45,342	$72,694

A summary of lease cost is as follows:

	For the six months ended June 30,
	2026	2025
Amortization of finance lease assets	$30,754	$868
Interest of lease liabilities	929	541

The following summarizes other supplemental information about the Company’s lease as of June 30, 2026 and December 31, 2025:

	As of June 30, 2026	As of December 31, 2025
Weighted average discount rate	3.00%	3.00%
Weighted average remaining lease term	0.82 years	1.32 years

Schedule of Maturity of Lease Liabilities

The following table presents maturity of lease liabilities as of June 30, 2026:

Minimum lease payment
Six months ended December 31, 2026	$29,998
Fiscal year 2027	15,938
Less: imputed interest	(594)
Present value of finance lease liabilities	$45,342